Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price - $ / shares		8 Months Ended	12 Months Ended
	May 07, 2020	May 07, 2020	Dec. 31, 2020	Aug. 10, 2020
Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Abstract]
Risk-free interest rate	0.14%	0.23%	0.10%
Share price (in Dollars per share)	$ 8.92	$ 8.92	$ 8.66	$ 6.2
Volatility		37.00%	10.00%